UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

_______________

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
     the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of earliest event reported):  April 26, 2016

WESTGATE RESORTS, LTD.1
(exact name of securitizer as specified in its charter)

025-02367	0001657217
(Commission File Number of Securitizer)	(Central Index Key Number of Securitizer)

Rose M. Schindler, Esq. Counsel (561)322-2979
        Name and telephone number, including area code, of the person to contact in connection with this filing
____________________________________

Part II:  The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit A to this Form ABS-15G.

1 Westgate Resorts 2016-1, LLC  April 12, 2016

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  April 12, 2016                                                                                                 WESTGATE RESORTS, Ltd., a Florida  Limited Partnership,
By and Through Westgate Resorts, Inc., its Sole
General partner
                  (Securitizer)

By: /s/David A. Siegel, President
David A. Siegel, President

Westgate Resorts LTD

Exhibit Index to Current Report on Form ABS-15G
 Dated April 12, 2016

EXHIBIT A

Report of Independent Accountants Applying Agreed-Upon Procedures

Westgate Resorts 2016-1, LLC Timeshare Collateralized Notes, Series 2016-1 Sample Timeshare Loan Agreed-Upon Procedures

Report To: Westgate Resorts, Ltd. Westgate Funding 2016-1, LLC Amherst Pierpont Securities LLC Capital One Securities Inc

12 April 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
Westgate Resorts, Ltd.
Westgate Funding 2016-1, LLC
5601 Windhover Drive
Orlando, Florida 32819

Amherst Pierpont Securities LLC
500 West Madison Street, Suite 3140
Chicago, Illinois 60661

Capital One Securities Inc.
111 South Wacker Drive
Chicago, Illinois 60606

Re: Westgate Resorts 2016-1, LLC Timeshare Collateralized Notes, Series 2016-1 (the “Notes”) Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Westgate Funding 2016-1, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of mortgage loans used to purchase deeded timeshare intervals (the “Timeshare Loans”) that will secure the Notes.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Amherst Pierpont Securities LLC (the “Initial Purchaser”), on behalf of the Depositor, provided us with an electronic data file labeled “Pool 197 8mm_Detail_022916 (2).xlsx” and the corresponding record layout and decode information (the “Preliminary Base Data File”) that the Initial Purchaser, on behalf of the Depositor, indicated contains information on certain mortgage loans (the “Preliminary Timeshare Loans”) as of 29 February 2016 (the “Preliminary Cut-off Date”) that are expected to be representative of the Timeshare Loans.

For the purpose of the procedures described in this report, Westgate Resorts, Ltd. (the “Servicer”), on behalf of the Depositor, provided us with:
a.
A schedule (the “Resort Mapping Schedule”) that the Servicer, on behalf of the Depositor, indicated contains information related to the resort name corresponding to the resort code for each Preliminary Timeshare Loan, as shown on the Preliminary Base Data File,

b.	Imaged copies of:
i.	The note (the “Note”),
ii.	The truth in lending disclosure or closing disclosure (as applicable and collectively, the “Closing Document”),
iii.	Certain printed system screen shots from the Servicer’s servicing system (the “System Screen Shots”) and
iv.	Certain borrower’s credit reports (the “FICO Reports,” together with the Note, Closing Document and System Screen Shots, the “Source Documents”),
if applicable, relating to each Sample Timeshare Loan (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Preliminary Base Data File, Resort Mapping Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Base Data File, Resort Mapping Schedule, Source Documents or any other information provided to us by the Initial Purchaser or Servicer, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Timeshare Loans or Timeshare Loans (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by, or on behalf of, the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Timeshare Loans,
iii.	Whether the originator of the Timeshare Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 April 2016

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Servicer, on behalf of the Depositor, we appended the information for each Preliminary Timeshare Loan on the Preliminary Base Data File with the corresponding resort name, as shown on the Resort Mapping Schedule.  The Preliminary Base Data File, as appended, is hereinafter referred to as the “Preliminary Data File.”

2.
As instructed by the Servicer, on behalf of the Depositor, we randomly selected a sample of 150 Preliminary Timeshare Loans from the Preliminary Data File (the “Sample Timeshare Loans”).  The Sample Timeshare Loans are listed on Exhibit 1 to Attachment A.  For the purpose of this procedure, the Servicer, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Timeshare Loans they instructed us to select from the Preliminary Data File.

3.
For each Sample Timeshare Loan, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Timeshare Loan Number	Loan Number

1	XXXXX24409
2	XXXXXX60617
3	XXXXX79714
4	XXXXX97128
5	XXXXX05720
6	XXXXX64920
7	XXXXX71909
8	XXXXX34520
9	XXXXX65009
10	XXXXX54014
11	XXXXX14220
12	XXXXX96320
13	XXXXX08120
14	XXXXX31120
15	XXXXX44514
16	XXXXX78600
17	XXXXX66914
18	XXXXX82909
19	XXXXX71114
20	XXXXX55420
21	XXXXX64800
22	XXXXX74920
23	XXXXX47200
24	XXXXX98809
25	XXXXX20909
26	XXXXX26000
27	XXXXX07714
28	XXXXXX44280
29	XXXXX45709
30	XXXXX72115
31	XXXXX66112
32	XXXXX45209
33	XXXXXX93996
34	XXXXX78300
35	XXXXX70109
36	XXXXXX31025
37	XXXXX15809
38	XXXXX61300
39	XXXXX67000
40	XXXXXX87675
Sample Timeshare Loan Number	Loan Number

41	XXXXX02209
42	XXXXXX58673
43	XXXXX97300
44	XXXXXX78737
45	XXXXXX25656
46	XXXXX09800
47	XXXXX46614
48	XXXXXX70482
49	XXXXX29600
50	XXXXXX10183
51	XXXXXX32833
52	XXXXXX34803
53	XXXXX16420
54	XXXXXX41065
55	XXXXXX74476
56	XXXXXX28525
57	XXXXX82209
58	XXXXX19000
59	XXXXX49015
60	XXXXXX82401
61	XXXXX36709
62	XXXXXX81300
63	XXXXX73820
64	XXXXX04120
65	XXXXX60009
66	XXXXXX18720
67	XXXXXX62191
68	XXXXXX57253
69	XXXXXX23700
70	XXXXXX10684
71	XXXXXX06653
72	XXXXXX73952
73	XXXXX08820
74	XXXXXX35663
75	XXXXXX66887
76	XXXXXX58405
77	XXXXXX28400
78	XXXXXX95554
79	XXXXXX43125
80	XXXXX37020

Sample Timeshare Loan Number	Loan Number

81	XXXXXX14340
82	XXXXX10000
83	XXXXXX24629
84	XXXXXX75536
85	XXXXXX51358
86	XXXXXX99634
87	XXXXXX46632
88	XXXXXX02641
89	XXXXXX08918
90	XXXXXX49185
91	XXXXXX38590
92	XXXXXX64057
93	XXXXXX41299
94	XXXXX23109
95	XXXXXX36382
96	XXXXXX47357
97	XXXXXX25564
98	XXXXX30709
99	XXXXXX75421
100	XXXXXX26287
101	XXXXXX62198
102	XXXXX11909
103	XXXXXX99172
104	XXXXXX61111
105	XXXXXX33940
106	XXXXXX18698
107	XXXXXX11740
108	XXXXX33520
109	XXXXXX00137
110	XXXXXX12798
111	XXXXXX69669
112	XXXXXX99849
113	XXXXXX42687
114	XXXXXX25654
115	XXXXXX57541
Sample Timeshare Loan Number	Loan Number

116	XXXXXX77764
117	XXXXXX75223
118	XXXXXX45857
119	XXXXXX74922
120	XXXXXX93223
121	XXXXXX86636
122	XXXXXX95980
123	XXXXXX69682
124	XXXXXX38093
125	XXXXX06800
126	XXXXX09020
127	XXXXX19509
128	XXXXX99228
129	XXXXXX62613
130	XXXXX45820
131	XXXXXX40769
132	XXXXX42209
133	XXXXXX64694
134	XXXXXX13237
135	XXXXX01920
136	XXXXXX88422
137	XXXXXX30801
138	XXXXXX60358
139	XXXXX12420
140	XXXXXX88901
141	XXXXXX41150
142	XXXXXX02596
143	XXXXXX62716
144	XXXXXX26708
145	XXXXXX15458
146	XXXXXX69994
147	XXXXX31320
148	XXXXXX18711
149	XXXXXX22385
150	XXXXX54735

Note:

To protect the personal information of the borrowers, all Loan Numbers in this report only display the last 5 digits.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Loan number	Note	i.
State	Note or System Screen Shots	ii., iii.
Sales date	Note
Amount financed	Note
Payment amount	Note
Interest rate	Note
Maturity date	Note
Resort name	Note or Closing Document	iv.
Original term to maturity	Closing Document
Down payment	Closing Document
Sales price	Closing Document	v., vi.
FICO score	FICO Reports	vii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the state Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan numbers 13, 14 and 145), the Servicer, on behalf of the Depositor, instructed us to:

a.	Use the Note as the Source Document and
b.	Not to compare the state Sample Characteristic for Sample Timeshare Loans which had a DOM/FOR value of “foreign,” as shown on the Preliminary Data File (the “Sample Foreign Timeshare Loans”).

For the purpose of comparing the state Sample Characteristic for Sample Timeshare Loan numbers 13, 14 and 145, the Servicer, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A

Notes:  (continued)

i.	For the purpose of comparing the resort name Sample Characteristic for each Sample Timeshare Loan, the Servicer, on behalf of the Depositor, instructed us to:
a.	Use the Closing Document as the Source Document if the resort name, as shown on the Note, is different than the resort name, as shown on the Preliminary Data File, and
b.	Ignore differences due to abbreviations and truncations.

We performed no procedures to reconcile differences in resort name between the Note and Closing Document for any Sample Timeshare Loan.

ii.
For the purpose of comparing the sales price Sample Characteristic for each Sample Timeshare Loan (except Sample Timeshare Loan numbers 28, 42, 45, 50, 70, 88, 91, 104, 112, 115, 120, 122, 131, 137, 141, 144 and 149), the Servicer, on behalf of the Depositor, instructed us to recalculate the sales price by adding the:

a.	Down payment to
b.	Amount credited to purchaser’s account with the creditor,
both as shown on the Closing Document.

iii.
For the purpose of comparing the sales price Sample Characteristic for Sample Timeshare Loan numbers 28, 42, 45, 50, 70, 88, 91, 104, 112, 115, 120, 122, 131, 137, 141, 144 and 149, the Servicer, on behalf of the Depositor, instructed us to use the sales price, as shown on the Closing Document.

iv.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Timeshare Loan, the Servicer, on behalf of the Depositor, instructed us to:
a.	Use the highest FICO score, as shown on the FICO Reports, if a Sample Timeshare Loan had more than one FICO score value, as shown on the FICO Reports, and
b.	Not compare or perform any procedures for the FICO score Sample Characteristic corresponding to each Sample Foreign Timeshare Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are described in the notes above.